SCHEDULE OF RECLASSIFICATION (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Professional fees	$ 1,333,564	$ 1,435,412
Office and miscellaneous	5,883,533	2,287,884
Employee and management expenses	$ 9,906,834	7,880,180
Previously reported [member]
IfrsStatementLineItems [Line Items]
Professional fees		3,016,594
Office and miscellaneous		1,853,578
Employee and management expenses		6,733,304
Reclassification Adjustment [Member]
IfrsStatementLineItems [Line Items]
Professional fees		(1,581,182)
Office and miscellaneous		434,306
Employee and management expenses		$ 1,146,876